8. NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Feb. 16, 2017	Dec. 31, 2015
Accrued interest	$ 2,437,500		$ 2,437,500		$ 2,250,000		$ 21,671
Interest Expenses	20,924	$ 7,479	28,321	$ 14,959	7,479
Share issued						50,000
Note payable	475,000		475,000		0
Outstanding balance	525,000		525,000
Convertible Notes
Note payable	31,207		31,207
Nonconvertible Notes Payable
Interest Expenses	68,088	$ 7,562	41,989	$ 22,521
Note payable	1,800,000		1,800,000		300,000
Outstanding balance	$ 181,146		$ 181,146		$ 134,794